Containers and Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2018
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows and there were no intangible assets recognized related to the leases:

Containers, net	$18,453
Other net assets	1,440
Purchase price	$19,893

Containers
Component of Containers and Fixed Assets, Net

Containers, net at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Containers	$5,456,237	$4,963,965
Less accumulated depreciation	(1,322,221)	(1,172,355)
Containers, net	$4,134,016	$3,791,610

Fixed Assets
Component of Containers and Fixed Assets, Net

Fixed assets, net at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Computer equipment and software	$10,235	$9,563
Office furniture and equipment	1,429	1,428
Automobiles	34	36
Leasehold improvements	1,893	1,912
	13,591	12,939
Less accumulated depreciation	(11,525)	(10,788)
Fixed assets, net	$2,066	$2,151